Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life	12 Months Ended
Dec. 31, 2019
Buildings [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives of the assets	2.50%
Minimum [Member] | Computers and peripheral equipment [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives of the assets	20.00%
Minimum [Member] | OfficeFurnitureAndEquipmentMember
Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives of the assets	6.00%
Maximum [Member] | Computers and peripheral equipment [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives of the assets	33.00%
Maximum [Member] | OfficeFurnitureAndEquipmentMember
Significant Accounting Policies (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives of the assets	33.00%